Derivative Liability - Schedule of Conversion Feature of Derivative Liability (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Risk-Free Interest Rate [Member]
Debt measurement input percentage	0.09	1.04	0.14
Expected Term [Member]
Debt measurement input term	1 year	10 months 10 days	10 months 21 days
Expected Volatility [Member]
Debt measurement input percentage	233.1	154.3	188.3
Expected Dividend Yield [Member]
Debt measurement input percentage	0	0	0.00
Exercise Price of Underlying Common Shares [Member]
Debt measurement input percentage	0.004	0.02	0.01